Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total		Total	Share capital	Share premium	Treasury Shares	Other equity instruments	Legal reserve	Retained earnings		Fair value financial assets	Hedges	Equity of associates and others	Translation differences		Non-controlling interests
Financial position, beginning balance at Dec. 31, 2017	€ 26,618		€ 16,920	€ 5,192	€ 4,538	€ (688)	€ 7,518	€ 987	€ 14,732		€ 74	€ 384	€ 37	€ (15,854)		€ 9,698
Profit for the year	3,950	[1]	3,331						3,331							619
Other comprehensive income (loss) for the year	(3,189)	[1]	(2,617)						181		(138)	176	7	(2,843)		(572)
Total comprehensive income (loss) for the year	761	[1]	714						3,512		(138)	176	7	(2,843)		47
Dividends and distribution of profit (Note 17)	(2,957)		(2,051)					51	(2,102)							(906)
Net movement in treasury shares	1		1			2			(1)
Acquisitions and disposals of non-controlling interests and business combinations	371		232						232							139
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(426)		(414)				(22)		(392)							(12)
Other movements	1															1
Financial position, ending balance at Dec. 31, 2018	26,980		17,947	5,192	4,538	(686)	7,496	1,038	20,291	[2]	(369)	560	44	(20,157)	[2]	9,033
Profit for the year	1,664	[1]	1,142						1,142							522
Other comprehensive income (loss) for the year	(369)	[1]	(282)						(35)		(75)	(57)	(20)	(95)		(87)
Total comprehensive income (loss) for the year	1,295	[1]	860						1,107		(75)	(57)	(20)	(95)		435
Dividends and distribution of profit (Note 17)	(2,756)		(2,046)						(2,046)							(710)
Net movement in treasury shares	(85)		(85)			(80)			(5)
Acquisitions and disposals of non-controlling interests and business combinations	(507)		(89)						(89)							(418)
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	479		491				747		(256)							(12)
Other movements	28		29						29							(1)
Financial position, ending balance at Dec. 31, 2019	25,450		17,118	5,192	4,538	(766)	8,243	1,038	19,042	[3]	(444)	503	24	(20,252)	[3]	8,332
Profit for the year	1,957		1,582						1,582							375
Other comprehensive income (loss) for the year	(7,305)		(5,868)						23		(153)	144	(81)	(5,801)		(1,437)
Total comprehensive income (loss) for the year	(5,348)		(4,286)						1,605		(153)	144	(81)	(5,801)		(1,062)
Dividends and distribution of profit (Note 17)	(1,230)		(714)	334					(1,048)							(516)
Net movement in treasury shares	(224)		(224)			(195)			(29)
Acquisitions and disposals of non-controlling interests and business combinations	580		262			485			(223)							318
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(997)		(955)				(693)		(335)					73		(42)
Other movements	29		34						34							(5)
Financial position, ending balance at Dec. 31, 2020	€ 18,260		€ 11,235	€ 5,526	€ 4,538	€ (476)	€ 7,550	€ 1,038	€ 19,046		€ (597)	€ 647	€ (57)	€ (25,980)		€ 7,025

[1]	The translation differences were changed to reflect the accounting policy indicated in Note 2,
[2]	The opening balances of "Retained earnings" and "Translation differences" were changed to reflect the accounting policy change indicated in Note 2.
[3]	The opening balances of "Retained earnings" and "Translation differences" were changed to reflect the accounting policy change indicated in Note 2.